Share capital (Details 1)	12 Months Ended
Dec. 31, 2024 £ / shares shares
Pre-Funded warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | £ / shares	£ 0.0025
Beginning balance, shares	167,446
Warrant inducement
Registered Direct Offering	11,157
Exercised	(161,161)
Lapsed	(27)
Ending balance, shares	17,415
Abeyance Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares
Warrant inducement	37,260
Exercised	(37,260)
Lapsed
Ending balance, shares